Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhcurint-20180611_SupplementTextBlock

Prospectus Supplement

JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST
JOHN HANCOCK FUNDS II	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK FUNDS III	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK CURRENT INTEREST	JOHN HANCOCK STRATEGIC SERIES

Supplement dated June 11, 2018 to the current Prospectus, as may be supplemented

Effective immediately, the following sentence in the introductory paragraph to the Shareholder Fees and expenses table in the summary prospectus for each series of the trusts listed above with Class A shares is revised as follows:

Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus – Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein).

The following section in Appendix 1 to each fund's prospectus is revised as follows:

Morgan Stanley Smith Barney
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account which is not held directly at the fund will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund's Prospectus or SAI:

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund by Morgan Stanley Wealth Management pursuant to its share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.